Shareholders' Equity (Details 3) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	$ 965	$ 1,342
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	95	77
Research and development, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	357	411
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	330	462
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation charges	[1]	$ 183	$ 392

[1]	Including $772 and $827 of compensation cost related to RSUs for the six month periods ended June 30, 2019 and 2018, respectively.